Fixed assets - Other intangible assets - Telecommunication licenses - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 1,893	€ 3,007	€ 2,771
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Acquisitions of other intangible assets	€ 318	€ 1,521	€ 1,285